Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 1,244,662	$ 3,219,772
Reduction	(16,565)	(1,676,528)
Foreign currency translation adjustments	60,115	(298,582)
Ending balance	$ 1,288,212	$ 1,244,662